Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 87,650,000
Previously Paid Amount	0.00
Total Fee Amount	12,104.47
Total Offset Amount	0.00
Net Fee	12,104.47
Narrative - Max Aggregate Offering Price	$ 87,650,000
Final Prospectus	true